Property, plant and equipment - Narrative (Details) - USD ($) $ in Millions	Dec. 12, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Loss on extinguishment of the lease liability	$ 14.8
Property, plant and equipment, pledged as security		$ 284.5	$ 127.4